CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss		$ (10,307)	$ (11,623)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		199	240
Stock-based compensation related to options granted to employees and directors		1,520	750
Change in operating lease liability, net		87	54
Decrease (increase) in prepaid expenses and other accounts receivable		(83)	401
Increase (decrease) in trade payables		987	1,126
Increase in accrued expense		85
Gain on change in fair value of warrants (Note 7)		(179)	(147)
Increase (decrease) in employees related liability and accrued expenses		716	106
Net cash used in operating activities		(6,975)	(9,093)
Cash flows from investing activities:
Purchase of property and equipment			12
Total net cash provided by investing activities			12
Cash flows from financing activities:
Proceeds from issuance of shares in at-the-market (ATM) offering (Note 8)		4,347	4,323
Proceeds from Issuance of shares for private placement (Note 8)	[1]		3,644
Proceeds from short-term loans (Note 6)		582
Proceeds from warrants issuance (Note 7)	[1]	1,501
Debt-for-Equity Swap		450
Net cash provided by financing activities		6,880	7,967
Increase (decrease) in cash and cash equivalents		(95)	(1,114)
Cash, cash equivalents and restricted cash at the beginning of the period		371	1,485
Cash, cash equivalents and restricted cash at end of the period		276	$ 371
Non-Cash Activities:
Reclassifying the warrants liabilities to equity (Note 8)		$ 268

[1]	Presented after neutralizing costs of issuance.